ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Basis of accounting and preparation
ACCOUNTING POLICIES

1.     Accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. Where an accounting policy is specific to a note, the policy is described in the note which it relates to. These policies have been consistently applied to all the periods presented except for the adoption of IFRS 16 Leases  (IFRS 16).

1.1     Reporting entity

On 24 February 2020 Sibanye Gold Limited and Sibanye Stillwater Limited implemented a scheme of arrangement to reorganise Sibanye Gold Limited’s operations under a new parent company, Sibanye Stillwater Limited. These historical consolidated financial statements are those of Sibanye Gold Limited’s business as of 31 December 2019, 2018 and 2017 and for each of the fiscal years in the three-year period ended 31 December 2019. Sibanye Gold Limited is the predecessor of Sibanye Stillwater Limited for consolidated financial reporting purposes. For future financial reporting periods Sibanye Stillwater Limited's consolidated comparative information will be presented as if the reorganisation had occurred before the start of the earliest period presented. For more information related to the accounting treatment of the scheme of arrangement (refer note 38.1).

Sibanye Gold Limited, trading as Sibanye-Stillwater (Sibanye-Stillwater or the Group), an independent, global, precious metals mining company, produces a mix of metals that includes gold and platinum group metals (PGM). Domiciled in South Africa, Sibanye-Stillwater currently owns and operates a portfolio of high-quality operations and projects, which are grouped into two regions: the Southern Africa (SA) region and the United States (US) region.

The SA region houses the gold and PGM operations and projects located in South Africa and Zimbabwe. The underground and surface gold mining operations in South Africa are the Driefontein and Kloof operations in the West Witwatersrand (West Wits) region and DRDGOLD Limited with surface tailings treatment plant in the East of Johannesburg in Gauteng, and the Beatrix operation in the southern Free State. Sibanye-Stillwater also owns and manages significant gold extraction and processing facilities where ore is treated and beneficiated to produce gold doré. In addition, several organic projects currently underway are aimed at sustaining these gold mining operations into the long term. The PGM assets in the SA region are Kroondal (50%), the Rustenburg operation, the Marikana operation and the tailings retreatment entity, Platinum Mile (91.7%) in North West Province, and Mimosa (50%) in Zimbabwe.

The US region houses the PGM operations and projects located in the US and Canada. These include the East Boulder and Stillwater mining operations and the Blitz project in Montana, in the US, and exploration-stage projects, Altar (joint venture) in Argentina and Marathon (joint operation), a PGM-copper porphyry in Ontario, Canada. The assets in this region also include the Metallurgical complex in Columbus, Montana. This complex houses the smelter, base metal refinery and an analytical laboratory which produces a PGM-rich filter cake that is further refined by a third-party precious metal refinery. These processing and metallurgical facilities are also used to process recycled material such as spent autocatalytic convertors and petroleum refinery catalysts.

1.2     Basis of preparation

The consolidated financial statements for the year ended 31 December 2019 have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board, the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated financial statements have been prepared under the historical cost convention, except for certain financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or other comprehensive income.

Standards, interpretations and amendments to published standards effective for the year ended 31 December 2019

During the financial year, the following new accounting standards became effective and had an impact on the financial statements:

Pronouncement	Details of amendments	Effective date[1]
IFRS 16 Leases (New standard)

IFRS 16 Leases was adopted with effect from 1 January 2019. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance sheet model. IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. Under the new standard, all lessee lease contracts, with limited exceptions, are recognised in the financial statements by way of right-of-use assets and corresponding lease liabilities. The Group’s leases comprise mining equipment, vehicles and office rentals. The Group is not a lessor and IFRS 16 therefore only impacted lessee accounting.

As a practical expedient, the Group applied the modified retrospective transition method, and consequently comparative information is not restated. Under this method, the standard is applied retrospectively with the cumulative effect recognised as an adjustment to the opening balance of accumulated loss at the date of initial application. The Group has applied the new definition of a lease to all arrangements still effective at the date of initial application.

The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option, and lease contracts for which the underlying asset is of low value. In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred.

Under the modified retrospective transition approach, lease payments were discounted at 1 January 2019 using an incremental borrowing rate representing the rate of interest that the entity within the Group which entered into the lease would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The average rate applied is 4.05% for the US operations and 9.22% for the SA operations.

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the entity-specific incremental borrowing rates described above. The Group elected to recognise the right-of-use assets for all leases based on an amount equal to the lease liabilities. There were no onerous lease contracts that would require an adjustment to the right-of-use assets at the date of initial application.

The impact of adopting of the new accounting standard on the statement of financial position on 1 January 2019 was as follows:

• increase in right-of-use assets by R302.0 million

• increase in lease liabilities by R302.0 million

•  no impact on accumulated loss

(refer note 13 and note 27)

1 January 2019

[1] Effective date refers to annual period beginning on or after said date

During the financial year, the following new and revised accounting standards and amendments to standards became effective and had no significant impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date[1]
IFRS 3 Business Combinations (Amendment)	Annual Improvements 2015-2017 Cycle Clarification that when an entity obtains control of a business that is a joint operation, it is required to remeasure previously held interests in that business.	1 January 2019
IFRS 9 Financial instruments (Amendment)

Prepayment Features with Negative Compensation

The narrow-scope amendment allows companies to measure particular prepayable financial assets with negative compensation at amortised cost or at fair value through other comprehensive income if a specified condition is met.

1 January 2019
IFRS 11 Disclosure of Interest in Other Entities (Amendment)

Annual Improvements 2015-2017 Cycle

Clarification that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

1 January 2019
IAS 12 Income Taxes (Amendment)	Annual Improvements 2015-2017 Cycle Clarification that all income tax consequences of dividends should be recognised consistently with the transactions that generated the distributable profits.	1 January 2019
IAS 19 Employee Benefits (Amendment)

Plan Amendment, Curtailment or Settlement

The amendments clarify that:

•on amendment, curtailment or settlement of a defined benefit plan, a company now uses updated actuarial assumptions to determine its current service cost and net interest for the period; and

•the effect of the asset ceiling is disregarded when calculating the gain or loss on any settlement of the plan and is dealt with separately in other comprehensive income (OCI).

1 January 2019
IAS 23 Borrowing Costs (Amendment)

Annual Improvements 2015-2017 Cycle

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

1 January 2019
IAS 28 Investments in Associates and Joint Ventures (Amendment)

Long-term interest in Associates and Joint Ventures

Clarification provided that an entity should apply IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

1 January 2019
IFRIC 23 Uncertainty over Income Tax Treatments

The interpretation specifies how an entity should reflect the effects of uncertainties in accounting for income taxes.

United States of America – Stillwater operations

The Group’s 2019 income tax provision appropriately reflects the impact of the uncertain income tax position, totalling ZAR 123.2m (US$8.8m) in respect of the section 163(j) interest limitation as well as certain other adjustments arising primarily from Alternative Minimum Tax (AMT) and base erosion and anti-abuse tax (BEAT) requirements.

Marikana Operations, South Africa

As at 31 December 2019 the transfer pricing audit for the years of assessment 2011-2014 were still open for review with the  South African Revenue Service (SARS); to date no assessments have been raised. Management is of the opinion that the relevant charges were claimed correctly, and that relevant information has been supplied to the SARS on a timely basis. On the basis of consultation with External Legal counsel,  no material payment is anticipated and therefore no provision has been made in terms of IFRIC 23 as at 31 December 2019.

1 January 2019

[1] Effective date refers to annual period beginning on or after said date

Standards, interpretations and amendments to published standards which are not yet effective

Certain new standards, amendments and interpretations to existing standards have been published that apply to the Group’s accounting periods beginning on or after 1 January 2020 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments and estimated impact	Effective date[1]
IAS 1 Presentation of Financial Statements (Amendment) [2]	The amendments clarify and align the definition of ‘material’ and provide guidance to help improve consistency in the application of that concept whenever it is used in IFRS.	1 January 2020
IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (Amendment) [2]	The amendments clarify and align the definition of ‘material’ and provide guidance to help improve consistency in the application of that concept whenever it is used in IFRS Standards.	1 January 2020
IFRS 3 Business Combinations (Amendment) [2]	The IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not.	1 January 2020
The revised Conceptual Framework for Financial Reporting [2]

The Conceptual Framework is to assist the Board in developing standards, to help preparers develop consistent accounting policies if there is no applicable standard in place and to assist all parties to understand and interpret the standards.

1 January 2020

[1] Effective date refers to annual period beginning on or after said date

2 No impact

Significant accounting judgements and estimates

The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.

For significant accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Significant accounting policy	Note to the consolidated financial statements
Revenue	3 – Revenue
Royalties, mining and income tax, and deferred tax	9 – Royalties, mining and income tax, and deferred tax
Property, plant and equipment	12 – Property, plant and equipment
Business combinations	14 – Acquisitions
Goodwill	15 – Goodwill
Equity-accounted investments	16 – Equity accounted investments
Other receivables and other payables	20 – Other receivables and other payables
Inventories	21 – Inventories
Borrowings	26 – Borrowings and derivative financial instrument
Environmental rehabilitation obligation	28 – Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	29 – Occupational healthcare obligation
Deferred revenue	30 – Deferred revenue
Contingent liabilities	36 – Contingent liabilities

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.

1.3     Consolidation

[1] The non-controlling interests in the statement of changes in equity relates to the attributable share of accumulated profits of DRDGOLD Limited (DRDGOLD), the Newshelf 1114 Proprietary Limited (Newshelf 1114) group, Goldfields Technical Security Management Proprietary Limited (GTSM) and Platinum Mile Resources Proprietary Limited (Platinum Mile) (refer to note 25)

[2] Witwatersrand Consolidated Gold Resources Proprietary Limited (Wits Gold) has ceded and pledged its shares in K2013164354 Proprietary Limited (K2013) (a dormant entity) and K2013 has ceded and pledged it shares in Sibanye Gold Eastern Operations Proprietary Limited (SGEO) in favour of the lenders of the Burnstone Debt (refer to note 26.6)

[3] Rand Uranium Proprietary Limited (Rand Uranium) and Ezulwini Mining Company Proprietary Limited (Ezulwini) together own a number of underground and surface mining operations. These operations report to the Group’s chief operating decision maker (the Executive Committee) as a separate segment, namely Cooke

4 In terms of the Rustenburg operation Transaction, a 26% stake in Sibanye Rustenburg Platinum Mines Proprietary Limited (SRPM) was acquired through Newshelf 1335 Proprietary Limited (BBBEE SPV). The shareholders of BBBEE SPV are Rustenburg Mine Employees Trust (30.4%), Rustenburg Mine Community Development Trust (24.8%) Bakgatla-Ba-Kgafela Investment Holdings (24.8%) and Siyanda Resources Proprietary Limited (20.0%). The Rustenburg Mine Employees Trust and the Rustenburg Mine Community Development Trust are controlled and consolidated by Sibanye-Stillwater

[5] The Group has no current or contractual obligation to provide financial support to any of its structured entities

[6] Sibanye Stillwater recognises 6.87% non-controlling interests. The effective “outside” shareholding are indirect interests held by LSA UK Limited (6.13%) and Phembani Group (13.01%) through Incwala Platinum (Pty) Ltd. Phembani secured its shareholding with a loan payable to Lonmin Limited UK which has subsequently been impaired, therefore a beneficial interest of zero

[7] Sibanye Stillwater recognises 4.75% non-controlling interests. The effective “outside” shareholders are Lonplats Siyakhula employee profit share trust (3.8%), Marikana Community Trust (0.9%), Bapo Ba Mogale Community Trust (0.9%) and Phembani Group (9.01%) and LSA UK Limited (4.24%) holds an indirect interest through Incwala Platinum (Pty) Ltd

Subsidiaries

Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases. Control is reassessed if facts and circumstances indicate that there are changes to one or more of the elements of control.

Although the Group owns less than half of DRDGOLD and has less than half of DRDGOLD’s voting power, management has determined that the Group controls the entity. The Group controls DRDGOLD as a result of an option to subscribe for a sufficient number of DRDGOLD ordinary shares to attain a 50.1% shareholding in DRDGOLD at a 10% discount to the 30 day volume weighted average traded price, which is considered substantive (refer note 38.2).

Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Transactions with shareholders of Sibanye-Stillwater

Transactions with owners in the capacity as equity participants are not recognised in profit or loss, but instead are recognised in equity with a corresponding change in assets or liabilities.

1.4     Foreign currencies

         Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand, which is the Group’s presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.

Foreign operations

The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average was not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items were translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences will be recognised in profit or loss upon realisation of the underlying operation.

•Exchange differences arising from the translation of the net investment in foreign operations, which includes certain long-term borrowings (i.e. the reporting entity’s interest in the net assets of that operation), are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to non-controlling interests. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

•Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate.

1.5     Comparatives

Where necessary comparative periods may be adjusted to conform to current period changes in presentation.